Nov. 1, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Patsy Mengiste Document Control — EDGAR

RE:	RiverSource California Tax-Exempt Trust RiverSource California Tax-Exempt Fund Post-Effective Amendment No. 43 File No. 33-5103/811-4646
Dear Ms. Mengiste:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on Oct. 28, 2010.
If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.
Sincerely,

/s/ Joseph L. D’ Alessandro
Joseph L. D’Alessandro
Vice President and Group Counsel Ameriprise Financial, Inc.